Non-controlling interests	12 Months Ended
Dec. 31, 2019
Non-controlling interests
Non-controlling interests

23 Non‑controlling interests

The table below shows information on each subsidiary of the Group with material, non‑controlling interests before intercompany eliminations.

	Centogene
	India Pvt. Ltd	LPC GmbH
Dec 31, 2019
in EUR k	49%	49%
Net assets/(liabilities)	(1,263)	(546)
Carrying amount of non‑controlling interests	(619)	(268)
Revenue	687	0
Profit/(loss)	(311)	(56)
Profit/loss allocated to non‑controlling interests	(152)	(27)